Fair Value Measurements - Changes in Fair Value of Level 3 Instruments (Details) $ in Thousands	7 Months Ended
Dec. 31, 2021 USD ($)
Earnout Shares Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of Business Combination, June 16, 2021	$ 140,000
Changes in fair value	(111,200)
Fair value as of December 31, 2021	28,800
Vesting Shares Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value as of Business Combination, June 16, 2021	80,500
Changes in fair value	(63,940)
Fair value as of December 31, 2021	$ 16,560